SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP to reflect the financial position and results of operations of the Company.

Significant accounting policies followed by the Company in the preparation of its accompanying consolidated financial statements are summarized below.

Emerging Growth Company Status

The Company is an “emerging growth company” as defined in Section 2(a) of the Securities Act of 1933, as amended, (“Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012, (“JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

DIGITAL CURRENCY X TECHNOLOGY INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023

(Amounts in thousands of US$, except for number of shares and per share data)

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

(b) Principles of consolidation

The accompanying consolidated financial statements include the financial statements of Digital Currency X and its subsidiaries. A subsidiary is an entity in which Digital Currency X, directly or indirectly, controls more than one half of the voting power (a) to appoint or remove the majority of the members of the board of directors (“Board”), (b) to cast majority of votes at the meeting of the Board or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. All inter-company transactions and balances between Digital Currency X and its subsidiaries have been eliminated in consolidation.

(c) Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosures of contingent assets and liabilities at the balance sheet date, and the reported amounts of revenues and expenses during the reporting period in the consolidated financial statements and accompanying notes.

Following the classification of the Company’s legacy automotive business as discontinued operations and the subsequent disposal, the nature of the Company’s critical accounting estimates has changed. The Company’s critical accounting estimates primarily relate to the following areas:

● Measurement of the disposal group classified as held for sale — including the determination of fair value less costs to sell under ASC 360, which involves consideration of the disposal structure, expected assumption of liabilities by the buyer, and available market information;

● Recoverability of receivables, prepayments, and other assets — based on factors such as aging, counterparty credit risk, subsequent collections, and the impact of the disposal of the underlying business;

● Net realizable value of inventory — particularly where inventory is no longer expected to be sold in the ordinary course of business and is instead assessed based on estimated recoverable;

● Contingent liabilities and legal matters — including the evaluation of the likelihood and measurement of potential losses arising from legal and regulatory matters in accordance with ASC 450.

These estimates are based on information available as of the reporting date and involve inherent uncertainty, particularly in light of the disposal of the underlying business and related settlement activities. Management believes that the assumptions and estimates applied are reasonable and supportable. Actual results could differ from these estimates, and such differences may be material to the consolidated financial statements.

Significant estimates related to the discontinued operations and the disposal group

The Company’s legacy automotive business was classified as a disposal group held for sale and subsequently disposed of (see Note 5 — Discontinued Operations). As a result, management applied significant judgment and estimation in determining the measurement and recoverability of assets and liabilities associated with the disposal group.

Impairment and measurement of the disposal group

The disposal group is measured at the lower of its carrying amount or fair value less costs to sell in accordance with ASC 360. The determination of fair value less costs to sell involves judgment, including consideration of:

● the agreed disposal structure, including the transfer of assets and assumption of liabilities by the buyer;

● observable and unobservable inputs relevant to the underlying assets;

● market participant assumptions; and

● costs directly attributable to the disposal.

Management considered available information, including the terms of the subsequent sale agreement and other corroborative evidence, in estimating fair value less costs to sell. Based on this assessment, no impairment loss was recognized.

DIGITAL CURRENCY X TECHNOLOGY INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023

(Amounts in thousands of US$, except for number of shares and per share data)

Recoverability of receivables, prepayments, and other assets

The Company evaluates the recoverability of receivables and other assets based on aging, counterparty credit risk, subsequent collections, and the impact of the disposal of the underlying business.

Given the cessation of operations and the disposal of the business, management applied judgment in assessing the expected realization of these balances. Where appropriate, adjustments have been made to reflect estimated recoverable amounts.

Net realizable value of inventory

Inventory is measured at the lower of cost or net realizable value. Following the classification of the disposal group, inventory is no longer expected to be sold in the ordinary course of business and is instead assessed based on estimated recoverable, determined with reference to available information at the reporting date. Management considered available evidence, including expected disposal outcomes and prevailing market conditions, in determining net realizable value.

Contingent liabilities and legal matters

The Company is subject to various legal and regulatory matters, including claims and enforcement-related actions. The recognition and measurement of contingent liabilities require judgment in assessing the likelihood of loss and the ability to estimate potential outcomes in accordance with ASC 450.

Estimation uncertainty

These estimates involve inherent uncertainty due to:

● the disposal of the underlying business;

● ongoing enforcement and settlement processes; and

● the limited availability of observable inputs for certain assets and liabilities.

Management believes that the assumptions and estimates applied are reasonable and supportable based on information available as of the reporting date.

DIGITAL CURRENCY X TECHNOLOGY INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023

(Amounts in thousands of US$, except for number of shares and per share data)

(d) Functional currency and foreign currency translation

The Company’s reporting currency is the United States dollar (“US$”). The functional currency of the Company and its subsidiaries which is incorporated in places other than Chinese Mainland is the United States dollar. The functional currencies of the other subsidiaries are the RMB, the legal currency of Mainland China. The determination of the functional currency is based on the criteria set out by Accounting Standards Codification (“ASC”) 830, Foreign Currency Matters.

Transactions denominated in foreign currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated into functional currency using the applicable exchange rates at the balance sheet date. Non-monetary items that are measured in terms of historical cost in foreign currency are measured using the exchange rates at the dates of the initial transactions. Exchange gains or losses arising from foreign currency transactions are included in the consolidated statements of comprehensive loss.

The financial statements of the Company’s subsidiaries whose functional currency is not the US$ are translated from their respective functional currency into US$. Assets and liabilities denominated in foreign currencies are translated into US$ at the exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into US$ at the appropriate historical rates. Income and expense items are translated into US$ using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in other comprehensive income or loss in the consolidated statements of comprehensive loss, and the accumulated currency translation adjustments are presented as a component of accumulated other comprehensive income or loss in the consolidated statements of changes in shareholders’ deficit.

(e) Fair value of financial instruments

Fair value is the price we would receive to sell an asset or pay to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be either recorded or disclosed at fair value, the Company considers the principal or most advantageous market in which it would transact, and it also considers assumptions that market participants would use when pricing the asset or liability.

The Company applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. This guidance specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level I — Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

Level II — Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level II valuation techniques.

DIGITAL CURRENCY X TECHNOLOGY INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023

(Amounts in thousands of US$, except for number of shares and per share data)

Level III — Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The fair value guidance describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Company uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Company will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

Financial assets and liabilities of the Company primarily consist of cash and cash equivalents, other assets, and accruals and other current liabilities. As of December 31, 2025 and 2024, the carrying values of these financial instruments approximated their respective fair values because of the short-term nature of these instruments. Cryptocurrencies valuated by valuation technique inputs that reflect the Company’s own assumptions are classified as level 3 investment and are measured at fair value as of December 31, 2025.

(f) Discontinued operations and assets held for sale

Discontinued Operations

In accordance with ASC 205-20, the Company classifies a component as discontinued operations when it has been disposed of or is classified as held for sale, and the disposal represents a strategic shift with a major effect on the Company’s operations and financial results. A component comprises operations and cash flows clearly distinguishable from the rest of the Company. When a component is classified as discontinued operations, its results of operations are presented separately in the consolidated statements of operations for all periods presented, and its assets and liabilities are presented separately in the consolidated balance sheets.

Assets Held for Sale

In accordance with ASC 360-10-45-9, the Company classifies a long-lived asset or disposal group as held for sale when all of the following criteria are met: (i) management commits to a plan to sell; (ii) the asset is available for immediate sale; (iii) an active program to locate a buyer has been initiated; (iv) the sale is probable within one year; (v) the asset is actively marketed at a reasonable price relative to its fair value; and (vi) significant changes to the plan are unlikely. The determination requires significant judgment, particularly in assessing the timing of management’s commitment and whether an active disposal program has been initiated. In evaluating these criteria, the Company considers both internally initiated strategic actions and externally imposed conditions, including legally binding enforcement or disposal processes affecting significant assets within a disposal group, where applicable. Assets held for sale are measured at the lower of carrying amount or fair value less costs to sell. Depreciation and amortization cease upon classification. If carrying amount exceeds fair value less costs to sell, an impairment loss is recognized. Subsequent increases in fair value less costs to sell are recognized as gains, but not exceeding cumulative impairment losses previously recognized.

Disposal Groups

When a disposal group includes both assets and liabilities, the Company evaluates the held-for-sale criteria and measurement at the disposal group level. Fair value less costs to sell reflects the value of the disposal group as a whole, considering the economic substance of the transaction. The classification and measurement of disposal groups require significant estimates and assumptions, including the determination of fair value less costs to sell and the assessment of whether the held-for-sale criteria are met as of the reporting date.

Events occurring after the reporting date but before the financial statements are issued may be considered in assessing conditions that existed at the reporting date. Such events may provide additional evidence in evaluating whether the held-for-sale criteria were met, but are not, in isolation, determinative of classification.

(g) Cash and cash equivalents

Cash and cash equivalents primarily consist of cash and demand deposits which are highly liquid. The Company considers highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less to be cash equivalents. All cash and cash equivalents are unrestricted as to withdrawal and use.

(h) Cryptocurrencies

The Company accounts for crypto assets that meet the scope criteria of Accounting Standards Codification (“ASC”) Topic 350-60, Intangibles—Goodwill and Other—Crypto Assets (ASU 2023-08), at fair value in accordance with this guidance. Crypto assets are presented separately from other intangible assets on the Consolidated Balance Sheets. Crypto assets are classified as current assets based on the Company’s intent and ability to realize them within one year.

Crypto assets are initially measured at fair value at the transaction date. When acquired through the issuance of ordinary shares or through exchange for other crypto assets, the Company measures the assets received at their fair value on the transaction date.

Subsequent to acquisition, crypto assets are remeasured at fair value at each reporting date. For cryptocurrencies traded in active markets without restrictions, fair value is determined using quoted prices in the Company’s principal market and is classified within Level 1 of the fair value hierarchy. Where adjustments to quoted prices are required (e.g., due to lack of marketability or transfer restrictions), fair value incorporates unobservable inputs and is classified within Level 3 of the fair value hierarchy. The Company determines the principal market based on the exchange with the greatest volume and level of activity and considers the reliability and consistency of pricing sources.

Changes in fair value between reporting dates are recognized immediately in the consolidated statements of operations within “Other income (expenses) – Gain (loss) on fair value changes of cryptocurrencies.” Upon disposal of crypto assets, including when one cryptocurrency is used to acquire another, the Company derecognizes the crypto asset transferred and recognizes a gain or loss equal to the difference between its carrying value and its fair value at the transaction date. The acquired crypto asset is initially recorded at its fair value at the transaction date.

DIGITAL CURRENCY X TECHNOLOGY INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023

(Amounts in thousands of US$, except for number of shares and per share data)

Cash flows from the purchase and sale of crypto assets are classified as investing activities in the consolidated statements of cash flows. Non-cash transactions involving crypto assets, including acquisitions using other digital assets or issuance of shares, are excluded from the consolidated statements of cash flows and disclosed separately as non-cash investing and financing activities.

When the Company acquires cryptocurrencies in exchange for its ordinary shares, the transaction is accounted for as a non-cash financing activity. The cryptocurrencies received are initially measured at fair value at the transaction date. The ordinary shares issued are recorded at par value, with any excess of the fair value of the cryptocurrencies received over the par value of the shares issued recognized in additional paid-in capital.

The Company maintains its crypto assets in digital wallets and performs procedures to verify existence and ownership, including reconciliation to blockchain records and, where applicable, confirmations with custodians.

(i) Investments

On February 21, 2025, the Company entered into a stock purchase agreement with Too Express Group Inc. (“Too Express”) to acquire an aggregate of 80% of the equity interests (the “TE Shares”) in Too Express. The Company issued 23,255,814 Class A Ordinary Shares (the “Company Shares”), valued at US$40,000,000, or US$1.72 per share, as consideration. The transaction cost was US$261,225. The remaining 20% of the equity interest is held individually by the original 10 individual shareholders of Too Express. The transaction closed on April 28, 2025.

Pursuant to a Future Rights Agreement delivered at the closing, the transaction was terminated as the shareholder equity of the Company as of June 30, 2025 was a negative number. The Company Shares shall be forfeited and the TE Shares shall be returned to the original sellers of the TE Shares. As such, 23,255,814 of the Company Shares were forfeited, retired and cancelled as of August 1, 2025, resulting in neither cash inflows nor cash outflows.

As the above investment was disposed of on August 1, 2025, there was no balance related to this investment in short-term investments as of December 31, 2025.

The Company records short-term investments that are not subject to equity method of accounting at fair value, with gains and losses recorded through net earnings. In accordance with ASC 321, the Company elects the measurement alternative and records certain equity investments without readily determinable fair value at cost, less impairments, plus or minus observable price changes.

Equity investments the Company elects to use measurement alternative are evaluated for impairment qualitatively at each reporting date based on various factors, including projected and historical financial performance, cash flow forecasts and financing needs, the regulatory and economic environment of the investee and overall health of the investee’s industry.

As of December 31, 2025, there were no observable impairment indicators for the investments.

(j) Income taxes

Current income taxes are recorded in accordance with the regulations of the relevant tax jurisdiction. The Company accounts for income taxes under the asset and liability method in accordance with ASC 740, Income Tax. Under this method, deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the consolidated financial statements and their respective tax basis, and operating loss carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of operations in the period of change. Valuation allowances are established when necessary to reduce the amount of deferred tax assets if it is considered more likely than not that amount of the deferred tax assets will not be realized.

Uncertain tax positions

The Company evaluates its tax positions in accordance with ASC 740 using a more-likely-than-not recognition threshold. An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. Interest and penalties related to uncertain tax positions, if any, are recorded under accrued expenses and other current liabilities on the consolidated balance sheets and under other expenses in the consolidated statements of operations.

DIGITAL CURRENCY X TECHNOLOGY INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023

(Amounts in thousands of US$, except for number of shares and per share data)

In performing this assessment, the Company considered significant transactions during the year, including the unwind of the Too Express acquisition, the disposal of subsidiaries, and cryptocurrency-related activities. Based on this evaluation, management concluded that there are no material uncertain tax positions that require recognition in the consolidated financial statements as of December 31, 2025 and 2024. Accordingly, the Company did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of income.

(k) Warrants

The Company classifies as equity any contracts that (i) require physical settlement or net-share settlement (ASC 815-40-25-4), or (ii) give the Company a choice of net-cash settlement or settlement in its own shares, provided that all criteria for equity classification are met. The Company classifies as liabilities any contracts that (i) require net-cash settlement, including a requirement to net-cash settle the contract if an event occurs and that event is outside the control of the Company (ASC 480-10-25-8), or (ii) give the counterparty a choice of net-cash settlement or settlement in shares (ASC 815-40-25-4).

The assessment considers whether the warrants are freestanding financial instruments, meeting the definition of a liability under ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815. This includes determining whether the warrants are indexed to the Company’s own ordinary share and whether the warrant holders could potentially require net cash settlement in a circumstance outside of the Company’s control. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and is reassessed at each subsequent reporting date while the warrants are outstanding.

Warrants that meet all of the criteria for equity classification are recorded as a component of equity at fair value at the time of issuance and not subsequently remeasured. Warrants that do not meet the criteria for equity classification are recorded as liabilities, measured at fair value at issuance and subsequently remeasured to fair value at each reporting period, with changes in fair value recognized in earnings.

The Company recognizes on a prospective basis the value of the effect of the down round feature in the warrants when the feature is triggered (i.e., when the exercise price is adjusted downward). This value is measured as the difference between (1) the financial instrument’s fair value (without the down round feature) using the pre-trigger exercise price and (2) the financial instrument’s fair value (with the down round feature) using the reduced exercise price. The value of the effect of the down round feature will be treated as a deemed dividend and a reduction to income available to ordinary shareholders in the basic earnings per share (“EPS”) calculation.

Certain warrants issued during the year include features that adjust the exercise price and number of shares issuable upon exercise. The Company evaluated these features in determining whether the warrants are indexed to its own stock and concluded that equity classification is appropriate.

During the year 2025, the Company recognized a deemed dividend of $6,251 related to the down-round feature of warrants.

(l) Statutory reserves

The Company’s subsidiaries established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to PRC’s Foreign Investment Enterprises, the Company’s subsidiaries registered as wholly-owned foreign enterprises have to make appropriations from their after-tax profits (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”) to reserve funds including the general reserve fund, and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the Company. Appropriation to the staff bonus and welfare fund is at the Company’s discretion.

The use of the general reserve fund, statutory surplus fund and discretionary surplus fund is restricted to the offsetting of losses or increasing capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonuses to staff and for the collective welfare of employees. No reserves are allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

DIGITAL CURRENCY X TECHNOLOGY INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023

(Amounts in thousands of US$, except for number of shares and per share data)

(m) Comprehensive income (loss)

The Company applies ASC 220, Comprehensive Income, with respect to reporting and presentation of comprehensive loss and its components in a full set of financial statements. Comprehensive loss is defined to include all changes in equity of the Company during a period arising from transactions and other events and circumstances except those resulting from investments by shareholders and distributions to shareholders. For the periods presented, the Company’s comprehensive loss includes net loss and other comprehensive loss, which primarily consists of the foreign currency translation adjustments and actuarial loss arising from changes in financial assumptions on the Company’s defined contribution plan that has been excluded from the determination of net loss.

(n) Loss per share

Basic loss per share is computed by dividing net loss attributable to holders of ordinary shares by the weighted-average ordinary shares outstanding for the period. Potentially dilutive shares, which are based on the weighted-average ordinary shares underlying outstanding stock-based awards, warrants, or options using the treasury stock method or the if-converted method, if applicable, are included when calculating diluted net loss per share attributable to holders of ordinary shares when their effect is dilutive.

Since the Company has incurred losses for each of the years ended December 31, 2025, 2024 and 2023, the potential shares issuable related to outstanding warrants have been excluded from the calculation of diluted loss per share as the effect of such shares is anti-dilutive. Therefore, basic and diluted loss per share amounts are the same for each period presented.

Earnout/Contingent Value Rights

Pursuant to the BCA, 2,136,163 ordinary shares (valued as US$674 million of the Exchange Consideration based on the Redemption Price for purposes of the BCA) were issued to certain Chijet Inc. Sellers at the Closing (the “Earnout Shares”). Such shares were subject to vesting and potential surrender if they did not vest, with transfer restrictions during the vesting period. Any earnings on the Earnout Shares prior to vesting was to be set aside in escrow to satisfy the vesting criteria prescribed in the BCA relating to (i) consolidated gross revenue or (ii) closing price of the Company’s ordinary shares, and vested in three tranches consisting of 30% for 2023, 30% for 2024 and any unvested amount for 2025 as described as follows:

(i)	The first tranche (along with earnings thereon) were to (i) vest proportionately based on the consolidated gross revenues of Digital Currency X (including the period prior to the Closing) as set forth in Digital Currency X ‘s audited annual financial statements included in Form 20-F filed with the SEC for the calendar year ended December 31, 2023 (as adjusted for a fixed 6.5-to-1 RMB to U.S. dollar exchange rate) in excess of US$528 million, up to a maximum of 100% of the first tranche at US$801 million in consolidated gross revenues, or alternatively (ii) vest for 100% of the first tranche if the Digital Currency X ordinary shares on Nasdaq were at least US$390.00 per share (as equitably adjusted for share splits, share capitalizations, share consolidations, subdivisions, share dividends, reorganizations, recapitalizations and the like) for at least twenty (20) out of thirty (30) trading days, through and including the thirtieth (30th) trading day after the date on which Digital Currency X filed its annual report on Form 20-F with the SEC (such trading criteria being collectively the “Trading Criteria”), for the fiscal year ended December 31, 2023, and any shares in the tranche that do not so vest were surrendered to DCX and cancelled.

(ii)	The second tranche (along with earnings thereon) will likewise either (i) vest proportionately based on the consolidated gross revenues of Digital Currency X (including the period prior to Closing) as set forth in Digital Currency X’s audited annual financial statements included in its Form 20-F filed with the SEC for the calendar year ended December 31, 2024 (as adjusted for a fixed 6.5-to-1 RMB to U.S. dollar exchange rate) in excess of US$870 million, up to a maximum of 100% of the second tranche at US$2,206 million in consolidated gross revenues, or alternatively (ii) vest for 100% of the second tranche based on meeting the Trading Criteria during the applicable period for the year ended December 31, 2024, and any shares in the tranche that do not so vest will be surrendered to DCX and cancelled.

(iii)	Any remaining Earnout Shares (along with earnings thereon) not vested or surrendered in the first or second tranches are eligible either to (i) vest proportionately based on the consolidated gross revenues of Digital Currency X (including the period prior to Closing) as set forth in Digital Currency X’s audited annual financial statements included in Form 20-F for the calendar year ending December 31, 2025 (as adjusted for affixed 6.5-to-1 RMB to U.S. dollar exchange rate) in excess of US$1,616 million, up to a maximum of 100% of the final tranche at US$3,215 million in consolidated gross revenues, or alternatively (ii) vest for 100% of the final tranche based on meeting the Trading Criteria during the applicable period for the year ending December 31, 2025, and any shares in the tranche that do not so vest will be surrendered to DCX (along with earnings thereon) and cancelled.

Any Earnout Shares and earnings thereon that are surrendered to DCX will be promptly reissued and delivered by DCX to the CVR rights agent on behalf of the holders of the CVRs, to be reissued pro rata among the holders of the CVRs.

The accounting for the Earnout Shares was first evaluated under ASC 718 to determine if the arrangement represents a share-based payment. Considering that the Earnout Shares were issued to the Chijet Inc. Sellers, and there are no service conditions nor any requirement of the participants to provide goods or services, the Company determined that the Earnout Shares are not within the scope of ASC 718. In reaching this conclusion, the Company focused on the fact that the Earnout Shares are not provided to any holder of options or unvested stock but rather the arrangement is provided only to vested equity holders.

DIGITAL CURRENCY X TECHNOLOGY INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023

(Amounts in thousands of US$, except for number of shares and per share data)

Next, the Company determined that the Earnout Shares represent a freestanding equity-linked financial instrument to be evaluated under ASC 480. Based upon the analysis, the Company concluded that the Earnout Shares should not be classified as a liability under ASC 480.

The Company next considered the conditions in ASC 815-10-15-74 and ASC 815-40 and concluded that the Earnout Shares are not within the scope of ASC 815. Therefore, the Earnout Share arrangement is appropriately classified in equity. As the business combination was accounted for as a reverse recapitalization, the fair value of the Earnout Share arrangement as of the Closing Date was accounted for as an equity transaction. Therefore, contingent value rights did not give any effect in calculation of the earnings per share as of December 31, 2025.

In evaluating the Earnout Shares under ASC 815-40, the Company considered the impact of both market-based and performance-based vesting conditions. The Company concluded that these conditions do not affect the settlement amount of the arrangement, but rather determine whether the shares vest, and therefore do not preclude equity classification. This assessment involves significant judgment.

The Company’s accounting treatment is consistent with prior periods.

(o) Segment reporting

In accordance with ASC 280, Segment Reporting, the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated financial information when making decisions about resource allocation and performance assessment.

Following the strategic transformation and classification of the legacy automotive business as discontinued operations (see Note 5), the Company’s continuing operations consist primarily of digital asset-related activities. The CODM evaluates the Company’s performance on a consolidated basis and does not distinguish between components of the business for internal reporting purposes. Accordingly, the Company operates as a single reportable segment.

The measure of segment profit or loss reviewed by the CODM is net loss, consistent with the consolidated statements of operations. Significant segment expenses reviewed by the CODM include cost of revenues, research and development expenses, and general and administrative expenses, which are presented in the consolidated statements of operations. The measure of segment assets is total consolidated assets as presented in the consolidated balance sheets.

The Company generates revenues from a global customer base and does not have significant geographic concentrations. Substantially all of the Company’s long-lived assets, including its operating infrastructure and personnel, are located in China.

As the Company operates as a single reportable segment and does not distinguish between different products, services, or geographic areas in its internal reporting, no further segment information is presented.

The Company adopted ASU 2023-07, Improvements to Reportable Segment Disclosures, effective January 1, 2024, and applied the amendments retrospectively to all periods presented. The adoption did not impact the Company’s determination of its reportable segments.

(p) Reclassification

Certain prior period amounts have been reclassified to conform to the current year presentation of discontinued operations in accordance with applicable accounting guidance. These reclassifications impacted the presentation of results of operations and cash flows between continuing and discontinued operations but had no effect on previously reported net loss, total assets, total liabilities, or cash flows. The prior period financial statements have been recast to reflect the classification of the disposed business as discontinued operations.

DIGITAL CURRENCY X TECHNOLOGY INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023

(Amounts in thousands of US$, except for number of shares and per share data)